EMPLOYEE BENEFIT PLANS - Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) $ in Millions	12 Months Ended
Jan. 03, 2015 USD ($)
Compensation and Retirement Disclosure [Abstract]
Current year actuarial loss	$ 195.9
Amortization of actuarial loss	(10.0)
Prior service cost from plan amendments	0.2
Amortization of prior service costs	0.1
Currency / other	(27.0)
Total loss recognized in other comprehensive income (pre-tax)	$ 159.0